Shareholders' Equity - Share capital (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Share capital	$ 25,164	$ 24,744
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	137,037,518	127,685,599	117,273,566
Share capital	$ 13,703	$ 12,768	$ 11,727
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	114,609,645	119,761,681	124,722,559
Share capital	$ 11,461	$ 11,976	$ 12,472
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	251,647,163	247,447,280
Share capital	$ 25,164	$ 24,744